As filed with the Securities and Exchange Commission on April 13, 2005

Securities Act Registration No. 33-75644

Investment Company Act Registration No. 811-08372

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 24

Travelers Series Fund Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street

New York, New York 10004

(Address of Principal Executive Offices)

(800) 842-8573

(Registrant’s Telephone Number, including Area Code)

R. Jay Gerken

Citigroup Asset Management

399 Park Avenue

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:	Copy to:
Dianne E. O’Donnell, Esq.	Robert I. Frenkel, Esq.
Willkie Farr & Gallagher LLP	Travelers Series Fund Inc.
787 Seventh Avenue	300 First Stamford Place, 4th Floor
New York, New York 10019	Stamford, Connecticut 06902

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment

It is proposed that this filing will become effective (check appropriate box):

[    ] Immediately upon filing pursuant to paragraph 485(b)

[    ] On                                  pursuant to paragraph (b)

[    ] 60 days after filing pursuant to paragraph (a)(1)

[    ] On (date) pursuant to paragraph (a)(1)

[ X] 75 days after filing pursuant to paragraph (a)(2) of rule 485

[    ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[    ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Travelers Series Fund Inc.

Prospectus

                         , 2005

SOCIAL AWARENESS STOCK PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

Travelers Series Fund Inc. (the “Company”) consists of 16 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each of the 16 funds offers different levels of potential return and involves different levels of risk.

Investments, Risks and Performance

Social Awareness Stock Portfolio

Investment objective

Long-term capital appreciation and retention of net investment income

Principal investment strategies

Key investments Smith Barney Fund Management LLC (“SBFM”), the fund’s adviser, normally invests at least 80% of the fund’s assets in equity securities (“80% investment policy”). The fund seeks to invest in companies that meet SBFM’s investment screen and, when possible, certain social criteria. The fund avoids investing in companies if a significant portion of their revenue comes from: (1) producing tobacco, tobacco products, alcohol, or military defense systems, or (2) providing military defense related services, or (3) gambling services. In addition, to the extent SBFM is able to find them, SBFM seeks to invest the fund’s assets in companies with a record of environmental awareness, fairness in the workplace, and sensitivity to the community.

Additional investments For information on the fund’s additional investments and related risks, please read pages             .

Selection process

SBFM uses a “growth at a reasonable price” approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:

•	earnings growth and predictability
•	leading/strong market positions
•	experienced management team
•	established record of profitability
•	strong financial position
•	established industry position
•	industry with positive growth outlook

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Principal risks of investing in the fund

While investing in equity securities can bring benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

•	Stock markets decline.
•	Value and/or growth stocks are temporarily out of favor.
•	An adverse event, such as negative press reports about a company in the fund, depresses the value of the company’s stock.
•	The adviser’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
•	Key economic trends become materially unfavorable.

Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

The fund’s 80% investment policy may be changed only upon 60 days’ prior notice to shareholders. The fund’s investment objective is not fundamental, and its objective and investment policies may be changed by the Company’s Board of Directors (“Board”) without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the fund’s investment objective or policies may result in the fund’s having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

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Fund Performance

As the fund has not commenced operations, no performance information is available as of the date of this Prospectus.

Fee Table

Shareholder fees (paid directly from your investment)
Maximum sales charge on purchases	N/A
Maximum deferred sales charge on redemptions	N/A
Annual fund operating expenses (paid by the fund as a % of net assets)
Management fees	0.71%	*
Distribution and service (12b-1) fees	None
Other expenses	0.08%	**
Total annual fund operating expenses	0.79%

*Management fees include an investment advisory fee of 0.65% of the first $50 million of average daily net assets and an administration fee of 0.06%, both payable to SBFM. The investment advisory fee declines as fund assets grow. See “Management.”

** Based on estimated amounts for the current fiscal year.

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

Example

Number of years you owned your shares	1 year	3 years
Your costs would be

The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge
•	The fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower. This example does not include expenses incurred from investing through a Separate Account. If the example included these expenses, the figures shown would be higher.

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More on the Fund’s Investments and Related Risks

Additional investments and investment techniques

The fund invests in various investments and instruments subject to its investment policy, as described on page of this prospectus, and in the fund’s Statement of Additional Information (the “SAI”). The SAI also includes a description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities. The fund may also invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the fund. Listed below is more information on the fund’s investments, its practices, and related risks. For a complete list of all investments available to the fund, please refer to the Appendix of this prospectus. For a free copy of the SAI, see the back cover of this prospectus. The fund does not guarantee that it will reach its investment objective, and an investment in the fund may lose money. When you sell your shares they may be worth more or less than what you paid for them.

Equity investments

The fund may invest in all types of equity securities. Equity securities include common and preferred stocks, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.

Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

Fixed income investments

The fund may, to a limited extent, invest in fixed income securities. Fixed income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Defensive investing	The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking a temporary defensive position by investing all or a substantial part of its assets in debt securities including lower-risk debt securities, and money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

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Management

The manager

Smith Barney Fund Management LLC (“SBFM”) provides investment advisory and administrative services and, in general, supervises and manages the investment program for the fund. SBFM is a subsidiary of Citigroup Inc. (“Citigroup”) and is located at 399 Park Avenue, New York, New York 10022. SBFM also renders investment advice to a wide variety of individual, institutional, and investment company clients. Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the fund. They may also own the securities of these issuers. However, in making investment decisions for the fund, SBFM does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the fund acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

The fees SBFM receives from the fund for its services are as follows:

Fund	Contractual management fee (as a percentage of the fund’s average daily net assets)
Social Awareness Stock Portfolio

0.65% of the first $50 million of the fund’s average daily net assets

0.55% of the fund’s average daily net assets in excess of $50 million and up to $100 million

0.45% of the fund’s average daily net assets in excess of $100 million and up to $200 million

0.40% of average daily net assets in excess of $200 million

SBFM may make payments for distribution and/or shareholder servicing activities out of its past profits and other available resources. SBFM may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by SBFM and may be substantial.

The payments described above are often referred to as “revenue sharing payments.” The distributor of the fund may make similar payments under similar arrangements. The recipients of such payments may include the insurance companies that issue the variable contracts offering the fund as an investment option.

The Portfolio Manager

The table below sets forth the name and business experience of the fund’s portfolio manager.

Fund	Portfolio Manager	Business Experience
Social Awareness Stock Portfolio	William Theriault (since fund inception) Smith Barney Fund Management LLC 399 Park Avenue New York, NY 10022	Director and portfolio manager for SBFM and a Chartered Financial Analyst. Mr. Theriault has been a portfolio manager for SBFM or its predecessor firms since 1996.

The SAI provides information about the compensation of the portfolio manager, other accounts he manages, and any fund shares held by the portfolio manager and has more detailed information about the manager and other fund service providers.

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Transfer Agent and Shareholder Servicing Agent

Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, serves as the fund’s transfer agent and shareholder servicing agent (the “transfer agent”). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Inc. to serve as the fund’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Recent Developments

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the SEC.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Fund Administrator

SBFM serves as the fund’s administrator and receives a fee for its services at the annual rate of 0.06% of the fund’s average daily net assets.

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Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause the fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by SBFM to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what SBFM believes to be obvious market timing, SBFM will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account

Travelers Series Fund Inc.

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indicates activity that SBFM believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.

The fund’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. Although the policies and procedures discussed above apply to any account, including such insurance companies separate accounts, the fund’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by SBFM and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share Price

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

The Board has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to SBFM.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by SBFM to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when SBFM believes that they are unreliable, SBFM may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if

Travelers Series Fund Inc.

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SBFM determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Dividends, Distributions and Taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Each separate account is also subject to asset diversification requirements for the contracts under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the separate account may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the separate account should fail to comply with these regulations or the fund fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

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Financial Highlights

The fund commenced operations as of the date of this Prospectus so no financial information is available.

Appendix

The fund invests in various instruments subject to its investment policy. The following techniques and practices are all available to the fund, and are described together with their risks in the SAI.

Investment Technique

Bankers’ Acceptances

Buying Put and Call Options

Certificates of Deposit

Commercial Paper

Equity Securities

Floating & Variable Rate Instruments

Futures Contracts

Illiquid Securities

Index Futures Contracts

Investment in Unseasoned Companies

Lending Portfolio Securities

Letters of Credit

Options on Index Futures Contracts

Options on Stock Indices

Real Estate-Related Instruments

Repurchase Agreements

Reverse Repurchase Agreements

Short Sales “Against the Box”

Short-Term Money Market Instruments

Temporary Bank Borrowing

U.S. Government Securities

Variable Amount Master Demand Notes

When-Issued & Delayed Delivery Securities

Writing Covered Call Options

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Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor’s financial consultant if you do not want this policy to apply to you.

Statement of additional information. The SAI provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the SAI (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 125 Broad Street, New York, NY 10004. The fund’s shareholder reports and SAI are not available on its website because the fund does not have a website.

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

Social Awareness Stock Portfolio

(Investment Company Act file no. 811-08372)

L-

                 , 2005

STATEMENT OF ADDITIONAL INFORMATION

Travelers Series Fund Inc.

125 Broad Street

New York, New York 10004

1-800-842-8573

This Statement of Additional Information (the “SAI”) supplements the information contained in the current Prospectus of the Social Awareness Stock Portfolio (the “fund”), a newly organized portfolio of the Travelers Series Fund Inc. (the “Company”), and should be read in conjunction with the Prospectus dated             , 2005 (as amended or supplemented from time to time), and should be read in conjunction with the Prospectus.

The fund is one of sixteen portfolios of the Company, each of which has its own Prospectus. The Prospectuses for the fund and the other portfolios of the Company may be obtained, without charge, from the Company or a broker-dealer, financial intermediary, financial institution or the distributor’s financial consultant. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

The fund seeks long-term capital appreciation and retention of net investment income by investing at least 80% of its assets in equity securities. The fund seeks to invest in companies that meet the adviser’s investment screen and, when possible, certain social criteria.

Shares of the fund are offered to and may only be purchased by insurance company separate accounts (the “Separate Accounts”) that fund certain variable annuity and variable life insurance contracts and certain qualified plans (the “Contracts”). The Separate Accounts invest in shares of the fund in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract prospectus. Shares of the fund are offered to Separate Accounts without a sales charge at their net asset value, next determined after receipt of an order by an insurance company. The offering of shares of the fund may be suspended from time to time and the Company reserves the right to reject any specific purchase order.

In all cases, there can be no assurance that a fund will achieve its investment objective.

CONTENTS

Directors and Executive Officers	2
Investment Objectives and Management Policies	6
Investment Restrictions	20
Information about the Fund’s Portfolio Manager	22
Portfolio Turnover	24
Taxation	24
Determination of Net Asset Value	27
Availability of the Fund	28
Redemption of Shares	28
Management	28
Other Information about the Company	32
Financial Statements	33
Other Information	33
Appendix—Proxy Voting Policies and Procedures	B-1

DIRECTORS AND EXECUTIVE OFFICERS

The Directors and Executive Officers of the Company, their years of birth, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. (“Citigroup”) the Directors oversee, and other directorships held are set forth below. Each Director serves and holds his or her directorship until a successor is elected and qualified. “Fund Complex” consists of the Company and any other investment companies associated with Citigroup.

Each Director and Executive Officer of the Company noted as an interested person is interested by virtue of that individual’s position with Citigroup or its affiliates described in the table below, and is referred to as an “Interested Director.” All other Directors are not deemed to be “interested persons” of the Company, as defined in the Investment Company Act of 1940 (the “1940 Act”), and are referred to as “Non-Interested Directors.”

Name, Address, and Year of Birth	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director**
Non-Interested Directors:

Robert A. Frankel 1961 Deergrass Way Carlsbad, CA 92009 Year of Birth: 1927	Director	Since 1999	Managing Partner of Robert A. Frankel Management Consultants; Former Vice President of The Readers Digest Association, Inc.	24	None

Michael E. Gellert 122 East 42nd Street New York, NY 10168 Year of Birth: 1931	Director	Since 1999	General Partner of Windcrest Partners, a venture capital firm	17	Director of Dalet S.A. (a publicly held French company), Devon Energy Corp., Humana, Inc. (health benefits company), SEACOR SMIT, Inc. (offshore marine services provider) and Six Flags, Inc. (worldwide regional theme park operators)

Rainer Greeven 630 5th Avenue New York, NY 10111 Year of Birth: 1936	Director	Since 1994	Attorney, Rainer Greeven PC	17	None

Susan M. Heilbron P.O. Box 557 Chilmark, MA 02535 Year of Birth: 1945	Director	Since 1994	Owner/Consultant of Lacey & Heilbron, a public relations firm	17	None

Interested Director:

R. Jay Gerken*** Citigroup Asset Management (“CAM”) 399 Park Avenue 4th Floor New York, NY 10022 Year of Birth: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of SBFM, Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc.; Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996-2001) and Smith Barney Growth and Income Fund (from 1996-2000)	219	None

*	Directors serve until their successors are elected and qualified.
**	This column includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
***	Mr. Gerken is an “interested person” of the Company as defined in the 1940 Act because he is an officer of Smith Barney Fund Management LLC (“SBFM”) and its affiliates.

Name, Address, and Year of Birth	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director**

Executive Officers:

Andrew B. Shoup CAM 125 Broad Street 10th Floor New York, NY 10004 Year of Birth: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A

James Giallanza CAM 125 Broad Street New York, NY 10004 Year of Birth: 1966	Treasurer and Chief Financial Officer	Since 2004	Director of CAM; Director and Controller of the US wholesale business at UBS Global Asset Management US Inc. (September 2001 through July 2004); Director of Global Funds Administration at Citigroup Asset Management (June 2000 through September 2001); Treasurer of the Lazard Funds (June 1998 through June 2000); Treasurer and Chief Financial Officer of other mutual funds associated with Citigroup	N/A	N/A

William Theriault SBFM 399 Park Avenue, 4th Floor New York, NY 10022 Year of Birth: 1966	Vice President and Investment Officer	Since 2005	Director, SBFM; Portfolio Manager for SBFM or its predecessor firms since 1996	N/A	N/A

Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Year of Birth: 1962	Chief Anti-Money Laundering Compliance Officer	Since 2002	Director, CGM (since 2002); Director of Compliance, North America, Citigroup Asset Management (since 2000); Chief Anti-Money Laundering Compliance Officer of mutual funds associated with Citigroup	N/A	N/A
	Chief Compliance Officer	Since 2004	Inc.; Director of Compliance, Europe, the Middle East and Africa, Citigroup Asset Management (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999).

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Year of Birth: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel, Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM; Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Directors serve until their successors are elected and qualified.
**	This column includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

The business affairs of the fund are managed by or under the direction of the Board of Directors of the Company (the “Board”).

The Board has an Audit Committee which is composed of all of the Non-Interested Directors. In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. The Audit Committee oversees the scope of the fund’s audits, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Directors of the Company for their ratification, the selection, appointment, retention or termination of the Company’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Company by the independent registered public accounting firm and all permissible non-audit services provided by the Company’s independent registered public accounting firm to SBFM and any affiliated service providers if the engagement relates directly to the Company’s operations and financial reporting.

The Board also has a standing Governance Committee. All Non-Interested Directors are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

The following sets forth the dollar range of equity securities in the Company beneficially owned by each Director, and, on an aggregate basis, in all registered investment companies overseen by each Director in the Fund Complex as of December 31, 2004:

Name of Director	Dollar Range of Equity Securities in the Company	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by director in Family of Investment Companies
Robert A. Frankel
Michael E. Gellert
Rainer Greeven
Susan M. Heilbron
R. Jay Gerken

Citigroup has invested approximately $8 to $10 million in Virtual Growth Inc. through a private placement; Windcrest Partners, of which Michael Gellert is the general partner, has also invested in Virtual Growth Inc. Citibank N.A. has issued a $12 million line of credit to Windcrest Partners; the balance was $250,000 as of December 31, 2004. Citibank N.A. has also issued a $1.8 million line of credit in Mr. Gellert’s name; the balance as of December 31, 2004 is $0.

The following table shows the compensation paid by the Company and other Smith Barney Mutual Funds to each Director during the Company’s last fiscal year. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its Directors and Executive Officers. Officers and Interested Directors of the Company are compensated by CGM.

Name of Person	Compensation from Company and Fund Complex Paid to Directors Calendar Year Ended 12/31/04		Number of Funds for Which Director Serves Within Fund Complex
Abraham E. Cohen*	$		N/A
Robert A. Frankel			24
Michael Gellert			17
Rainer Greeven			17
Susan M. Heilbron			17
R. Jay Gerken		none	219

*	Mr. Cohen resigned as a Director of the Company effective July 8, 2004.

On April     , 2005, Directors and Executive Officers owned in the aggregate less than 1% of the outstanding securities of the Company.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The fund’s investment objectives and investment policies may be changed by the Company’s Board of Directors without shareholder approval; however, certain investment restrictions (described under “Investment Restrictions”) are deemed to be “fundamental,” and therefore may be changed only by the “vote of a majority of the outstanding voting securities” as defined under the 1940 Act.

Set forth below is a discussion of certain nonfundamental investment policies and investment strategies for the fund.

The fund’s investment objective is long-term capital appreciation and retention of net investment income. The fund seeks to fulfill this objective by selecting investments, primarily equity securities, that SBFM determines meet its investment screen, based on analysis of data, and, to the extent possible, certain social criteria. SBFM has discretion to determine the source for the data.

The fund normally invests 80% of its assets in equity securities (“80% investment policy”). The portfolio manager generally selects common stocks that are diversified across industries and companies. For defensive purposes or for temporary investment of cash flows, however, the fund may invest in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

Social Criteria.    SBFM uses certain supportive social criteria in seeking common stocks that are acceptable investments for the fund. Supportive criteria are such factors as favorable attitudes toward preserving the environment, waste management strategies, and supportive employee work environments. Companies are avoided as unacceptable investments for the fund if a significant portion of their revenues, as determined by SBFM, is derived from: (1) producing tobacco, tobacco products, alcohol, or military defense systems, or (2) providing military defense related services or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

The fund’s principal objective does not preclude it from realizing short-term gains when SBFM believes that conditions suggest the fund’s long-term goal is best accomplished by such short-term transactions. Further, if a company fails to meet the fund’s social criteria after the fund has purchased the company’s common stock, or if the fund inadvertently acquires a security that is not an acceptable investment, SBFM may determine to sell such securities within a reasonable period of time. However, SBFM does not anticipate engaging in active and frequent trading as it generally manages the fund in a “buy and hold” style.

Operating Policies.    Changes in the fund’s investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The fund’s investments will not be concentrated in any one industry, which means that no more than twenty-five percent of the value of its assets will be invested in any one industry. While the fund may occasionally invest in foreign securities through American Depository Receipts (“ADRs”), it is not anticipated that such investments will, at any time, account for more than ten percent of its investment portfolio.

The fund’s assets generally are kept fully invested except that: (1) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (2) reasonable amounts of cash, U.S. government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with its investment policies. When SBFM determines that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, however, investments may be made in cash and cash investments, bonds, notes, or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

The fund does not intend to make short sales of securities or make purchases on margin, except for short-term credits that are necessary for the clearance of transactions, except as permitted under the 1940 Act.

In pursuing its objective, the fund currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under “Investment Restrictions.”

Investment Strategies

Short-Term Money Market Instruments.    The fund may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments are those with remaining maturities of 397 days or less and may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers’ acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody’s, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody’s or, if not rated, determined by SBFM to be of comparable quality to those rated obligations which may be purchased by the fund.

Certificates of Deposit.    Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers’ acceptances or other similar obligations issued by foreign banks.

Bankers’ Acceptances.    Bankers’ acceptances in which the fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers’ acceptances acquired by the fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

Commercial Paper.    Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually issued with a maturity of not more than nine months. The fund’s investments in commercial paper are limited to those rated in the top two categories. See

Appendix A for information with respect to ratings for commercial paper, as well as other debt and equity securities.

U.S. Government Securities.    As used in this SAI, “U.S. government securities” include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, the fund will invest in those U.S. government securities only when SBFM determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

When-Issued and Delayed Delivery Securities.    The fund may, from time to time, purchase new-issue government or agency securities on a “when-issued,” “delayed-delivery,” or “to-be-announced” basis (“when-issued securities”). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond the customary settlement time.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the fund’s net asset value daily from the commitment date. While SBFM intends for the fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, the fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The fund does not intend to purchase when-issued securities for speculative or “leverage” purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when the fund commits to purchase a security on a when-issued basis, SBFM identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

SBFM believes that purchasing securities in this manner can be advantageous to the Fund. However, this practice entails certain additional risks, including the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. SBFM employs a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement. In addition, when-issued transactions will expose the fund to the risk of fluctuations in the value of the securities it has committed to purchase.

Floating and Variable Rate Instruments.    Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. SBFM monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The fund’s right to obtain payment at par on a demand instrument can be affected by events occurring between the date the fund elects to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the fund’s custodian, subject to a subcustodian agreement approved by the fund between that bank and the fund’s custodian.

The floating and variable rate obligations that the fund may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the fund an undivided interest in the underlying obligations in the proportion that the fund’s interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

Variable Amount Master Demand Notes.    Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the fund at varying rates of interest pursuant to direct arrangements between the fund as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, SBFM will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, the fund will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by SBFM, such notes are treated as instruments maturing in one day and valued at their par value. SBFM intends to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

Equity Securities.    By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Stocks.    The fund expects to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The value of the fund’s shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. The fund also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and general economic conditions. This is especially true in the case of smaller companies.

Moreover, the fund may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. The fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the possible lack of publicly available information about the company, which may be due to their relatively short operating record as a public company.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. If the fund invests substantially in emerging growth companies, therefore, its shares will be subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

Interests in Other Limited Liability Entities.    Limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities that are similar to common or preferred stock.

Convertible Securities.    Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer’s common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible securities enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer’s common stock. Because of the subordination, however, convertible securities typically have lower ratings than similar non-convertible debt securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible securities or preferred stock with warrants or stock call options giving the purchaser the right to acquire the issuer’s common stock. The options that form a portion of the convertible security are listed on a securities exchange or on Nasdaq. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Exchange-Traded Financial Futures.    The fund may use exchange-traded financial futures contracts consisting of stock index futures contracts as a hedge to protect against changes in stock prices. A stock index futures contract is a contractual obligation to take or make delivery of an amount of cash based on the difference in the value of a specified index of stock at a future date from its value when the contract was written. The fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the fund will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the fund’s investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (“CFTC”). To ensure that its futures transactions meet CFTC standards, the fund will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by the fund, either as the purchaser or the seller of such contracts, the fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant (“FCM”) an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer’s initial margin on a futures contract represents a good faith deposit securing the customer’s contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called “variation margin,” are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as “marking to market.”

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, the fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Stock Index Futures Contracts.    The fund may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. The fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Options on Stock Index Futures Contracts.    The fund also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price, at any time before the option expires. Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or “premium”) paid for the options. Whether, in order to achieve a particular objective, the fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. The fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

Certain Additional Risks of Futures Contracts and Options on Futures Contracts.    In addition to the risks described in the Prospectus, the use of futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by the fund are intended to correlate with the fund’s portfolio securities, in many cases a stock index futures contract or option on such a futures contract used may be based on a stock index the components of which are not identical to the portfolio securities owned or intended to be acquired by the fund. Second, due to supply and demand imbalances and other market factors, the price movements of futures contracts and options thereon may not necessarily correspond exactly to the price movements of the securities and indices on which such instruments are based. Accordingly, there is a risk that the fund’s transactions in those instruments will not in fact offset the impact on the fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by the fund.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by the fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, the fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of the fund’s securities is particularly relevant to futures contracts. The fund, in entering into a futures purchase contract, potentially could lose any or all of the contract’s settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to the fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the fund. Although the fund intends to establish positions in futures contracts only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to “close out” (i.e., terminate) a particular futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. The fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, the fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the fund’s assets posted as margin in connection with these transactions as permitted under the 1940 Act. The fund will use only FCMs or brokers in whose reliability and financial soundness it has full confidence and has adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker’s insolvency or bankruptcy, it is possible that the fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the fund could effect such recovery.

The success of these techniques depends, among other things, on SBFM’s ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, SBFM will use futures contracts and options thereon only when it believes the overall result does not increase the risks to which the fund is exposed. These transactions also, of course, may be more, rather than less, favorable to the fund than originally anticipated.

Buying Put and Call Options.    The fund may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders’ capital when market conditions warrant. The fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the “over-the-counter” market with a broker-dealer as the counterparty. While SBFM anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration. The fund pays a premium in exchange for the right to purchase (call) or sell (put) a security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the fund’s risk is limited to the amount of the option premium paid. The fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

The fund uses put and call options for hedging purposes only. SBFM identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, SBFM identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, SBFM identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

Writing Covered Call Options.    The fund may write or sell covered call options. The fund may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a defensive measure. By writing a call option, the fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The fund may only write “covered” options. This means that as long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, the fund might lose the potential for gain on the underlying security while the option is open. Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair the fund’s ability to use such options to achieve its investment objectives.

Securities Index Options.    In seeking to hedge all or a portion of its investments, the fund may purchase put and call options and may write covered call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the fund’s portfolio. The fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. The fund may purchase and write options on securities indices that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by the fund of options on securities indices is subject to an adviser’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of the fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. No such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when SBFM desires that the fund engage in such a transaction.

Foreign Securities.    The fund may invest in foreign issuers through American Depositary Receipts (“ADRs”) providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, the fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the

ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Investments in foreign securities may offer the fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of the fund’s foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities.    The fund may make investments in illiquid securities in an amount not exceeding 15% of its net assets. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and may include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the “1933 Act”) and Rule 144A securities. In most instances restricted securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

Rule 144A Securities.    Rule 144A securities are not registered under the 1933 Act, but may be purchased or sold without registration by certain institutional investors, therefore, their purchase is subject to the fund’s limitation on the purchase of illiquid securities, unless SBFM under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the fund, the fund’s level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser’s implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

Loans of Securities to Broker Dealers.    The fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the fund’s total assets taken at their current market value. The fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the fund may vote the securities if, in the opinion of SBFM, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board, when the income to be earned from the loan justifies the risks.

Repurchase Agreements.    The fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York’s list of primary reporting dealers, in each case meeting SBFM’s credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the fund purchases eligible securities subject to the counterparty’s agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The fund will engage in repurchase agreements only where it takes physical delivery or, in the case of “book-entry” securities, the security is segregated in the counterparty’s account at the Federal Reserve for the benefit of the fund, to perfect the fund’s claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

Reverse Repurchase Agreements.    A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, the fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the fund will be able to avoid selling portfolio instruments at a disadvantageous time. The fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to SBFM. Such transactions may increase fluctuations in the market value of the fund’s assets.

When effecting reverse repurchase agreements, liquid assets of the fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Temporary Investments.    Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers’ acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Temporary Bank Borrowing.    The fund may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

Letters of Credit.    The fund may also engage in trades of commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of SBFM, are of investment quality comparable to other permitted investments of the fund may be used for letter of credit-backed investment.

Investment in Unseasoned Companies.    The fund may also invest assets in securities of companies that have operated for less than three years, including the operations of predecessors. The fund has undertaken that it will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

Real Estate-Related Instruments.    The fund may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Short Sales “Against the Box.”    The fund may enter into short sales against the box. If the fund decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

Investment Company Securities.    The fund may invest in investment company securities including shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investment companies are professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. The expenses would be in addition to those paid by the fund for similar services. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Generally, the fund may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

Indexed Securities.    The fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-

indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Disclosure of Portfolio Holdings

The Company has adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment adviser, with respect to the disclosure of the fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about the fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of SBFM or CGM or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding the fund’s portfolio holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by the fund that has not been fully reflected by the market.

Under the policy, the fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end, or through public release by a third party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1. The fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2. The fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5. The fund’s sector weightings, performance attribution (e.g. analysis of the fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6. The fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to the Independent Directors, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about the fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, the fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither the fund, CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the fund’s portfolio securities will be reviewed at least annually by the Board.

The approval of the Company’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to the Company’s Board at its next regularly scheduled meeting.

The fund does not currently disclose its portfolio holdings other than in required regulatory filings and reports, but may do so in the future.

Set forth below is a list, as of [ 2005], of those parties with whom CAM, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

To be completed by amendment.

Recipient	Frequency	Delay before dissemination

Portfolio holdings information for the fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

INVESTMENT RESTRICTIONS

The fund has adopted the following investment restrictions and policies that are “fundamental” and cannot be changed without the approval of a “majority of the outstanding voting securities” of the fund, as defined under the 1940 Act (see “Other Information about the Company—Voting Rights”). Following the list of the fund’s fundamental investment restrictions which is set forth below is a list of other policies or restrictions that are not fundamental. Investment policies and restrictions that are not fundamental may be changed by the Company’s Board of Directors without shareholder approval. If the fund adheres to a percentage restriction at the time of an investment by the fund, a later increase or decrease in percentage resulting solely from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of such percentage restriction.

Fundamental Policies.    The fund, irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

1. Diversification:    with respect to 75% of its assets, the fund may not purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the fund’s total assets would be invested in the securities of a single issuer, or (2) the fund would own more than 10% of the outstanding voting securities of any single issuer.

2. Industry Concentration:    the fund may not purchase a security if, as a result, more than 25% of the fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. Borrowing:    the fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the fund’s total assets.

4. Real Estate:    the fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. Lending:    the fund may not make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. Commodities:    the fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. Underwriting:    the fund may not be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the fund may be deemed to be an underwriter.

8. Senior Securities:    the fund may not issue any class of senior securities except to the extent consistent with the 1940 Act.

Non-fundamental Policies.    The following investment policies are non-fundamental policies that the fund currently complies with:

1. Borrowing:    for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities (“leverage transactions”). (See Fundamental Policy No. 3 “Borrowing.”)

2. Liquidity:    the fund will not invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Company’s Board of Directors.

3. Exercising Control of Issuers:    the fund will not make investments for the purpose of exercising control of an issuer. Investments by the fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4. Other Investment Companies:    the fund will not invest in securities of another investment company, except to the extent permitted by the 1940 Act and the rules, and regulations and exemptions thereunder.

5. Purchasing on Margin:    the fund will not purchase securities on margin, except that the fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts or other permissible investments shall not constitute purchasing securities on margin.

6. Lending:    the fund will not lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the fund’s total assets.

7. Pledging:    the fund will not pledge its assets except as permitted by the 1940 Act.

8. Shareholder Notice:    the fund will notify shareholders at least 60 days’ prior to changing its 80% investment policy.

INFORMATION ABOUT THE FUND’S PORTFOLIO MANAGER

The following table sets forth certain additional information with respect to the fund’s portfolio manager. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Manager

The table below identifies, for the fund’s portfolio manager, the number of accounts (other than the fund) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

Portfolio Manager Compensation

Citigroup Asset Management (“CAM”) investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the fund’s portfolio manager. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect the team’s investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a “peer group” of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional’s annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM’s investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

Potential Conflicts of Interest

Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

The investment adviser and the fund have adopted compliance polices and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, CAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts include:

Allocation of Limited Time and Attention.    A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.    If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.    Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.    The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

PORTFOLIO TURNOVER

Although it is anticipated that most of the fund’s investments will be long-term in nature, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when management believes that portfolio changes are appropriate. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions.

TAXATION

The following is a summary of certain material Federal income tax considerations that may affect the fund and its shareholders. This summary does not address all of the potential Federal income tax consequences that may be applicable to the fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his or her own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each fund in the Company will be treated as a separate taxpayer for Federal income tax purposes with the result that: (a) each fund must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a fund-by-fund (rather than on a Company-wide) basis.

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Code. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the fund will not be subject to Federal income tax on the portion of its taxable net investment income and net realized capital gains that it distributes to its shareholders, provided the fund satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, the fund intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, the fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Contract owner’s control of the investments of a Separate Account may cause the Contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the Separate Account. If the Contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the Contract owner’s gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the fund will be able to operate as currently described, or that the Company will not have to change the investment goal or investment policies of the fund. The Board of Directors reserves the right to modify the investment policies of the fund as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the fund underlying the Separate Account.

The fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the fund as taxable income.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

The fund intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

If, in any taxable year, the fund failed to qualify as a regulated investment company under the Code or failed to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. If the fund failed to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if the fund should fail to qualify as a regulated investment company, such fund would be considered as a single investment, which may result in Contracts invested in that fund not being treated as annuity, endowment or life insurance contracts under the Code.

The fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by such fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

If the fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains.

If the fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the fund may make a mark-to-market election that will result in the fund’s being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, such fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

The foregoing is only a summary of certain material U.S. Federal income tax consequences affecting the fund and its investors. Prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

DETERMINATION OF NET ASSET VALUE

The net asset value of the fund’s shares will be determined on any day that the New York Stock Exchange (“NYSE”) is open. The NYSE is closed in celebration of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The Company’s Board of Directors has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for the fund to the manager.

The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

AVAILABILITY OF THE FUND

Investment in the Company is only available to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts and certain qualified plans. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Company. However, the Company does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of fund shares by one or more of the insurance company separate accounts which fund these contracts, which could have adverse consequences to the fund. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. Federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Company should be established for variable annuity and variable life separate accounts, each insurance company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.

REDEMPTION OF SHARES

Redemption payments shall be made wholly in cash unless the Directors believe that economic conditions exist that would make such a practice detrimental to the best interests of a fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described above under “Determination of Net Asset Value” and a shareholder would incur brokerage expenses if these securities were then converted to cash.

MANAGEMENT

The Investment Adviser and Administrator

Smith Barney Fund Management LLC (“SBFM”) serves as the investment adviser to the fund and manages the fund’s day-to-day operations pursuant to separate investment advisory and administration agreements entered into by the Company on behalf of the fund. Under the advisory and administration agreements, and subject to the supervision and direction of the Board, SBFM will (a) manage the fund’s assets in accordance with the fund’s investment objective and policies as stated in its Prospectus and this SAI, (b) make investment decisions for the fund, (c) place purchase and sale orders for portfolio transactions on behalf of the fund, (d) employ professional portfolio managers and securities analysts who provide research services to the fund, (e) administer the fund’s corporate affairs and, in connection therewith, furnish the fund with office facilities and with clerical, bookkeeping and recordkeeping services at such office facilities, and (f) prepare reports to shareholders and reports to and filings with the SEC and state blue sky authorities if applicable. In providing these services, SBFM will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the fund’s assets.

By written agreement, research and other departments and staff of CGM will furnish SBFM with information, advice and assistance and will be available for consultation on the Company’s funds. Thus, CGM may also be considered an investment adviser to the Company. The services of CGM are paid for by SBFM; there is no charge to the Company for such services.

SBFM’s name was formerly SSB Citi Fund Management LLC, SSBC Fund Management Inc., Mutual Management Corp., and Smith Barney Mutual Funds Management, Inc.

General.    Under the advisory and administration agreements, SBFM will administer the fund’s corporate affairs, and, in connection therewith, is responsible for furnishing or causing to be furnished to the fund advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of the fund, bookkeeping, accounting and administrative services, office space and equipment and the services of the officers and employees of the Company. The fund receives discretionary advisory services provided by SBFM.

The advisory agreement further provides that all other expenses not specifically assumed by SBFM under the advisory agreement on behalf of the fund are borne by the Company. Expenses payable by the Company include, but are not limited to, all charges of custodians and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders’ and Directors’ meetings, filing fees and expenses relating to the registration and qualification of the Company’s shares and the Company under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the Company’s registration statements), fees of the independent registered public accounting firm and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of Directors and fees of Directors who are not “interested persons” of the Company as defined under the 1940 Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Company’s existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each of the Company’s series; general corporate expenses are allocated among the series on the basis of relative net assets.

All orders for transactions in securities on behalf of the fund are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.

The advisory and administration agreements have an initial term of two years and continue in effect from year to year if such continuance is specifically approved at least annually by the Board or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the Non-Interested Directors with such Non-Interested Directors casting votes in person at a meeting called for such purpose. The Company on behalf of the fund or SBFM may terminate the advisory and administration agreements with respect to the fund on sixty days’ written notice without penalty. The advisory and administration agreements will terminate automatically in the event of assignment (as defined in the 1940 Act).

The advisory agreement also provides that SBFM shall not be liable to the Company for any error of judgment or mistake of law or for any loss suffered by the Company so long as it acted in good faith without willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the advisory agreement.

Board Approval of Investment Advisory Agreement

[To be filed by amendment]

Code of Ethics.    Pursuant to Rule 17j-1 of the 1940 Act, the Company, SBFM and the Company’s principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Proxy Voting Guidelines and Procedures

Although individual board members may not agree with particular policies or votes by SBFM, the Board has approved delegating proxy voting discretion to SBFM believing that SBFM should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix A to this SAI is a summary of the guidelines and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, including the procedures that the fund uses when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of SBFM or any affiliated person of the fund or SBFM, on the other. This summary of the guidelines gives a general indication as to how SBFM will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, SBFM always endeavors to vote proxies relating to portfolio securities in accordance with the fund’s investment objectives.

Effective August 30, 2006, information on how the fund voted proxies relating to portfolio securities during the period ended June 30, 2006 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, and (2) on the SEC’s website at http://www.sec.gov.

Distribution

Citigroup Global Markets Inc. (the “Distributor”), located at 388 Greenwich Street, New York, New York 10013, distributes shares of the fund as principal underwriter.

The Distributor may be deemed to be an underwriter for purposes of the Securities Act of 1933.

The Distributor acts as the principal underwriter of the shares of the fund pursuant to a written agreement with the Company (“Underwriting Agreement”). The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of the fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Underwriting Agreement is renewable from year to year if approved (a) by the Directors or by a vote of a majority of the Company’s outstanding voting securities, and (b) by the affirmative vote of a majority of Directors who are not parties to the Agreement or interested persons of any party by votes cast in person at a meeting called for such purpose. The Underwriting Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days’ written notice. The Distributor is not currently paid a fee for the provision of distribution services with respect to the funds.

The Company attempts to obtain the most favorable execution of each portfolio transaction, that is, the best combination of net price and prompt reliable execution. In making its decision as to which broker or brokers are most likely to provide the most favorable execution, the management of the Company takes into account all relevant circumstances. These include, in varying degrees, the size of the order, the importance of prompt execution, the breadth and trends of the market in the particular security, anticipated commission rates, the broker’s familiarity with such security including its contacts with possible buyers and sellers and its level of activity in the security, the possibility of a block transaction and the general record of the broker for prompt, competent and reliable service in all aspects of order processing, execution and settlement.

Commissions are negotiated and take into account the difficulty involved in execution of a transaction, the time it took to conclude, the extent of the broker’s commitment of its own capital, if any, and the price received. Anticipated commission rates are an important consideration in all trades and are weighed along with the other relevant factors affecting order execution set forth above. In allocating brokerage among those brokers who are believed to be capable of providing equally favorable execution, the Company takes into consideration the fact that a particular broker may, in addition to execution capability, provide other services to the Company such as research and statistical information. It is not possible to place a dollar value on such services nor does their availability reduce the manager’s expenses in a determinable amount. These various services may, however, be useful to SBFM or CGM in connection with its services rendered to other advisory clients and not all such services may be used in connection with the Company.

The Company’s Board of Directors has determined that agency transactions in equity securities for the Company may be executed through CGM or any broker-dealer affiliate of CGM (each, an “Affiliated Broker”) if, in the judgment of management, the use of an Affiliated Broker is likely to result in price and execution at least as favorable to the Company as those obtainable through other qualified broker-dealers, and if, in the transaction, the Affiliated Broker charges the Company a fair and reasonable rate consistent with that charged to comparable unaffiliated customers in similar transactions. The Company will not deal with CGM in any transactions in which CGM acts as principal.

The Board of Directors of the Company has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the SEC under the 1940 Act which requires that the commissions paid to any Affiliated Broker must be “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.” The Rule and the policy and procedures also contain review requirements and require management to furnish reports to the Board of Directors and to maintain records in connection with such reviews.

The fund will not purchase securities during the existence of any underwriting or selling group relating to securities of which an affiliate of SBFM is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation. The Board of Directors of the

Company has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

OTHER INFORMATION ABOUT THE COMPANY

The Company, an open-end managed investment company, was incorporated in Maryland on February 22, 1994. The Company has an authorized capital of 6,000,000,000 shares with a par value of $.00001 per share. The Board of Directors has authorized the issuance of sixteen series of shares, each representing shares in one of sixteen separate funds—Smith Barney International All Cap Growth Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Large Capitalization Growth Portfolio, Strategic Equity Portfolio, AIM Capital Appreciation Portfolio, Van Kampen Enterprise Portfolio, Smith Barney Aggressive Growth Portfolio, Smith Barney Mid Cap Core Portfolio, MFS Total Return Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, Smith Barney High Income Portfolio, SB Adjustable Rate Income Portfolio, Smith Barney Money Market Portfolio and the fund. The Directors also have the power to create additional series of shares. The assets of each series will be segregated and separately managed and a shareowner’s interest is in the assets of the series in which he or she holds shares.

The Directors may authorize the creation of additional series of shares and additional classes of shares within any series. The investment objectives, policies and restrictions applicable to additional series would be established by the Directors at the time such series were established and may differ from those set forth in the Prospectus and this SAI. In the event of liquidation or dissolution of the fund or of the Company, shares of the fund are entitled to receive the assets belonging to the fund and a proportionate distribution, based on the relative net assets of the respective series, of any general assets not belonging to any particular series that are available for distribution.

The Articles of Incorporation may be amended only upon the vote of a majority of the shares of capital stock of the Company outstanding and entitled to vote, and in accordance with applicable law, except for certain amendments that may be made by the Directors.

The Articles of Incorporation further provide that the Company shall indemnify its Directors and officers to the maximum extent permitted by law, except as such liability may arise from his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Articles further provide that no director or officer of the Company shall be personally liable to the Company or its stockholders for money damages, except as such liability may arise from his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

The Company shall continue without limitation of time subject to the provisions of Maryland law and the Articles of Incorporation concerning termination of the corporation or any of the series of the corporation by action of the shareowners or by action of the Directors upon notice to the shareowners.

Voting Rights.    The Company offers its shares only for purchase by insurance company separate accounts and certain qualified plans. Thus, the insurance companies are technically the shareholders of the Company and, under the 1940 Act, are deemed to be in control of the Company. Nevertheless, with respect to any Company shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contractowners who own units in a separate account investment division which corresponds to shares in the Company in accordance with the procedures set forth in the prospectus for the applicable contract issued by the insurance company and to the extent required by law. Shares of the Company attributable to contractowner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of the fund represents an equal proportionate interest in the fund with each other share of the same fund and is entitled to such dividends and distributions out of the net income of the fund as are declared in the discretion of the Directors. The Company is not required to hold shareowner meetings annually, although special meetings may be called for the Company as a whole, or a specific series, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract.

Shares of the Company entitle their owners to one vote per share. On any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted in the aggregate except when the 1940 Act requires shares to be voted by individual series. For example, a change in investment policy for a series would be voted upon only by shareowners of the series involved. Additionally, approval of an amendment to a series’ management or subadvisory agreement is a matter to be determined separately by that series. Approval of a proposal by the shareowners of one series is effective as to that series except for matters on which shares of the Company must be voted in the aggregate.

Each director serves from the time of his or her election and qualification until his or her successor is duly elected and qualified. In accordance with the 1940 Act always at least a majority, but in most instances, at least two-thirds, of the Directors have been elected by the shareowners of the Company. Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Company may elect all of the Directors irrespective of the votes of other shareowners.

Custodian.    Portfolio securities and cash owned by the Company on behalf of the fund are held in the custody of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110.

Counsel.    Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Company.

Independent Registered Public Accounting Firm.                                         has been selected as the Company’s independent registered public accounting firm for its fiscal year ending October 31, 2005, to audit and report on the financial statements and financial highlights of the Company.

As of April     , 2005, to the knowledge of the fund, no single shareholder or “group” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) beneficially owned 5% or more of the outstanding shares of the fund.

FINANCIAL STATEMENTS

The Company’s Annual Reports for the fiscal year ended October 31, 2004 are incorporated herein by reference in its entirety. They were filed with the Securities and Exchange Commission on January 7, 2005 (Accession Numbers 0001193125-05-002987, -002999, -003054, -003063, -003205 and -003224).

OTHER INFORMATION

Smith Barney mutual funds offer more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That’s why we offer three “styles” of fund management that can be tailored to suit each investor’s unique financial goals.

Classic Series—our portfolio manager driven funds

Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund’s investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Research Series—driven by exhaustive fundamental securities analysis

Built on a foundation of substantial buy-side research under the direction of our Citibank Global Asset Management (CGAM) colleagues, our Research funds focus on well-defined industries, sectors and trends.

Style Pure Series—our solution to funds that stray

Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

APPENDIX A

CITIGROUP ASSET MANAGEMENT

Proxy Voting Policies and Procedures

The Board of Directors of the fund have delegated the authority to develop policies and procedures relating to proxy voting to Smith Barney Fund Management LLC (the “Manager”). The manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of the manager’s goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such

A-1

issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

A-2

PART C. Other Information

Item 22. Exhibits

a.1	Articles of Incorporation dated as of February 18, 1994 is incorporated by reference to Exhibit 1(a) to the Registration Statement on February 23, 1994.

a.2	Amendment to Articles of Incorporation dated as of May 26, 1994 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 on June 10, 1994.

a.3	Amendment to Articles of Incorporation dated as of June 7, 1994 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 1 on June 10, 1994.

a.4	Amendment to Articles of Incorporation dated as of February 17, 1999 is incorporated by reference to Exhibit a.4 to Post-Effective Amendment No. 11 filed February 26, 1999.

a.5	Amendment to Articles of Incorporation dated as of February 24, 1999 is incorporated by reference to Exhibit a.5 to Post-Effective Amendment No. 11 filed February 26, 1999.

a.6	Amendment to Articles of Incorporation dated as of June 9, 1999 is incorporated by reference to Exhibit a.6 to Post-Effective Amendment No. 13 filed February 25, 2000.

a.7	Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to Exhibit a.7 to Post-Effective Amendment No. 13 filed February 25, 2000.

a.8	Articles Supplementary to Articles of Incorporation dated as of October 13, 1999 is incorporated by reference to

Exhibit a.8 to Post-Effective Amendment No. 13 filed February 25, 2000.

a.9	Amendment to Articles of Incorporation dated as of July 28, 2000 is incorporated by reference to Exhibit a.9 to Post-Effective Amendment No. 14 filed on February 28, 2001.

a.10	Amendment to Articles of Incorporation dated as of March 14, 2002 is incorporated by reference to Exhibit 9.10 to Post-Effective Amendment No. 17 filed on February 27, 2003.

a.11	Articles Supplementary to Articles of Incorporation dated as of May 28, 2003 incorporated by reference to Post-Effective Amendment No. 20 filed on July 2, 2003.

a.12	Amendment to Articles of Incorporation dated as of July 1, 2003 incorporated by reference to Post-Effective Amendment No. 20 filed on July 2, 2003.

a.13	Articles Supplementary to Articles of Incorporation dated April 6, 2005 filed herewith.

b.1	Bylaws of the Fund are incorporated by reference to Exhibit 2 to Pre-Effective Amendment No. 1 on June 10, 1994.

b.2	Amended Bylaws dated March 21, 2003 filed herewith.

c.	Not applicable

d.1	Management Agreement between Registrant on behalf of the Smith Barney Large Cap Value Portfolio (formerly known as Smith Barney Income and Growth Portfolio) and SSBC Fund Management Inc., formerly Mutual Management Corp. (“MMC”) is incorporated by reference to Exhibit 5(a) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994.

d.2	Management Agreement between Registrant on behalf of the Alliance Growth Portfolio and MMC is incorporated by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Transfer and Assumption of Management Agreement from MMC to Travelers Investment Adviser, Inc. (“TIA”) is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.3	Management Agreement between Registrant on behalf of the Van

Kampen Enterprise Portfolio and MMC is incorporated by reference to Exhibit 5(c) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Transfer and Assumption of Management Agreement from MMC to Travelers Investment Adviser, Inc. (“TIA”) is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.4	Management Agreement between Registrant on behalf of the Smith Barney International Equity Portfolio and MMC is incorporated by reference to Exhibit 5(d) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed on December 29, 1994.

d.5	Management Agreement between Registrant on behalf of the Smith Barney Pacific Basin Portfolio and MMC is incorporated by reference to Exhibit 5(e) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed on December 29, 1994.

d.6	Management Agreement between Registrant on behalf of the Pioneer Strategic Income Portfolio (formerly known as Putnam Diversified Income Portfolio) and MMC is incorporated formerly known as by reference to Exhibit 5(g) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Transfer and Assumption of Management Agreement from MMC to Travelers Investment Adviser, Inc. (“TIA”) is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.7	Management Agreement between Registrant on behalf of the GT Global Strategic Income Portfolio and MMC is incorporated by reference to Exhibit 5(h) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Transfer and Assumption of Management Agreement from MMC to Travelers Investment Adviser, Inc. (“TIA”) is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.8	Management Agreement between Registrant on behalf of the Smith Barney High Income Portfolio and MMC is incorporated by reference to Exhibit 5(i) to

Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994.

d.9	Management Agreement between Registrant on behalf of the MFS Total Return Portfolio and MMC is incorporated by reference to Exhibit 5(j) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Transfer and Assumption of Management Agreement from MMC to Travelers Investment Adviser, Inc. (“TIA”) is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.10	Management Agreement between Registrant on behalf of the Smith Barney Money Market Portfolio and MMC is incorporated by reference to Exhibit 5(k) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994.

d.11	Subadvisory Agreement for Alliance Growth Portfolio among Registrant, MMC and Alliance Capital Management L.P. is incorporated by reference to Exhibit 5(l) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Agreement replacing MMC with TIA as the adviser under the Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.12	Subadvisory Agreement for Van Kampen Enterprise Portfolio among Registrant, MMC and Van Kampen Asset Management, Inc. is incorporated by reference to Exhibit 5(m) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Agreement replacing MMC with TIA as the adviser under the Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.13	Subadvisory Agreement for Pioneer Strategic Income Portfolio among Registrant, Travelers Investment Adviser Inc. (TIA) and Pioneer Investment Management, Inc.

d.14	Subadvisory Agreement for GT Global Strategic Income Portfolio among Registrant, MMC and Invesco (NY), formerly, G.T. Capital

Management, Inc., is incorporated by reference to Exhibit 5(p) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Agreement replacing MMC with TIA as the adviser under the Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.15	Subadvisory Agreement for MFS Total Return Portfolio among Registrant, MMC and Massachusetts Financial Services Company is incorporated by reference to Exhibit 5(q) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994. Form of Agreement replacing MMC with TIA as the adviser under the Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.16	Subadvisory Agreement between MMC and Smith Barney Inc. is incorporated by reference to Exhibit 5(r) to Pre-Effective Amendment No. 1 on June 10, 1994 and Post-Effective Amendment No. 1 filed December 29, 1994.

d.17	Management Agreement between Registrant, on behalf of AIM Capital Appreciation Portfolio and MMC is incorporated by reference to Post-Effective Amendment No. 4 filed on February 28, 1996. Form of Transfer and Assumption of Management Agreement from MMC to TIA is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.18	Subadvisory Agreement among Registrant, MMC and AIM Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 4 filed on February 28, 1996. Form of Agreement replacing MMC with TIA as the adviser under the Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.19	Form of Management Agreement between Registrant on behalf of its Smith Barney Large Capitalization Growth Portfolio and MMC is incorporated by reference to Exhibit 5(u) to Post-Effective Amendment No. 9 filed on February 27, 1998.

d.20	Form of Management Agreement between Registrant on behalf of

Travelers Managed Income Portfolio and Travelers Asset Management International Corporation is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 10 filed on December 23, 1998.

d.21	Form of Transfer and Assumption of Management Agreement between MMC and TIA is incorporated by reference to Exhibit d.21 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.22	Form of Agreement replacing MMC with TIA as adviser under Subadvisory Agreement is incorporated by reference to Exhibit d.22 to Post-Effective Amendment No. 11 filed February 26, 1999.

d.23	Management Agreement between Registrant on behalf of Smith Barney Aggressive Growth Portfolio and SSB Citi Fund Management LLC is incorporated by reference to Exhibit d.23 to Post-Effective Amendment No. 13 filed February 25, 2000.

d.24	Management Agreement between Registrant on behalf of Smith Barney Mid Cap Portfolio and SSB Citi Fund Management LLC is incorporated by reference to Exhibit d.23 to Post-Effective Amendment No. 13 filed February 25, 2000.

d.25	Management Agreement between Registrant on behalf of SB Adjustable Rate Income Portfolio and Smith Barney Fund Management LLC to be filed by amendment.

d.26	Subadvisory Agreement for Strategic Equity Portfolio among Registrant, Travelers Investment Adviser and Fidelity Management & Research Company incorporated by reference to Post-Effective Amendment No. 23 filed February 25, 2005.

d.27	Sub-Subadvisory Agreement for Strategic Equity Portfolio among Fidelity Management & Research Company and FMR Co. Inc. incorporated by reference to Post-Effective Amendment No. 23 filed February 25, 2005.

d.28	Subadvisory Agreement for Pioneer Strategic Income Portfolio among Registrant, Travelers Investment Adviser and Pioneer Investment, Inc. incorporated by reference to Post-Effective Amendment No. 23 filed February 25, 2005.

d.29	Investment Advisory Agreement between the Registrant on behalf of Stock Awareness Stock Portfolio and Smith Barney Fund Management LLC to be filed by amendment.

d.30	Administration Agreement between the Registrant on behalf of Social Awareness Stock Portfolio and Smith Barney Fund Management LLC to be filed by amendment.

e.1	Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Exhibit e.1 to Post-Effective Amendment No. 10 filed on December 23, 1998.

e.2	Form of Selected Dealer Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Exhibit e.2 to Post-Effective Amendment No. 11 filed on February 26, 1999.

e.3	Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 14 filed on February 28, 2001.

f.	Not applicable.

g.1	Custodian Agreement between Registrant and PNC Bank, National Association is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

g.2	Global Custody Agreement between Barclays Bank PLC and PNC Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

g.3	Custodian Agreement between Registrant and Morgan Guaranty Trust Company of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 4 filed on February 28, 1996.

g.4	Global Custody Agreement between The Chase Manhattan Bank and the Customer is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 7 filed on February 25, 1997.

g.5	Master Custodian Agreement with State Street Bank and Trust Company is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 15 filed on February 28, 2002.

h.1	Transfer Agency Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 7 filed on February 25, 1997.

h.2	Transfer Agency Agreement between Registrant and Citi Fiduciary Trust is incorporated by reference to Exhibit h.2 to Post-Effective Amendment No. 14 filed on February 28, 2001.

h.3	Sub-Transfer Agency Agreement between Registrant and PFPC Global Fund Services is incorporated by reference to Exhibit h.3 to Post-Effective Amendment No. 14 filed on February 28, 2001.

i.1	Opinion of Willkie Farr & Gallagher LLP to be filed by amendment.

i.2	Opinion of Venable LLP to be filed by amendment.

j.	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

k.	Not applicable.

l.	Subscription Agreement between Registrant and The Travelers, Inc. is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 filed on December 29, 1994.

m.	Distribution Plan for Class I Shares of the SB Adjustable Rate Income Portfolio to be filed by amendment.

n.	Financial Data Schedule is not applicable.

o.	Not Applicable

p.	Code of Ethics is incorporated by reference to Exhibit p to Post-Effective Amendment No. 14 filed on February 28, 2001.

p.	(1) Code of Ethics of Alliance Capital Management L.P. is incorporated by reference to Exhibit P.1 filed on February 27, 2003.

(2)	Code of Ethics AIM Capital Management, Inc. is incorporated by reference to Exhibit P.2.

(3)	Code of Ethics Van Kampen Asset Management Inc. (Morgan Stanley) is incorporated by reference to Exhibit P.3 filed on February 27, 2003.

(4)	Code of Ethics Putnam Investment Management, LLC is incorporated by reference to Exhibit P.4 filed on February 27, 2003.

(5)	Code of Ethics Massachusetts Financial Services Company is incorporated by reference to Exhibit P.5 filed on February 27, 2003.

(6)	Code of Ethics Salomon Smith Barney Inc. is incorporated by reference to Exhibit P.6 filed on February 27, 2003.

Item 23. Persons Controlled by or under Common Control with Registrant.

The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant’s investment manager and each subadviser is set forth under the caption “Management” in the prospectus included in Part A of this Amendment to the Registration Statement on Form N-1A.

Item 24. Indemnification.

Reference is made to ARTICLE IX of Registrant’s Charter for a complete statement of its terms.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 25. Business and other Connections of the Manager and each Subadviser.

See the material under the caption “Management” included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption “Management Agreements” included in Part B (Statement of Additional Information) of this Registration Statement.

Smith Barney Fund Management LLC (formerly SSB Citi Fund Management LLC (“SBFM”). SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Information as to the Directors and Officers of Travelers Asset Management International Corporation is included in its Form ADV File No. 801-17003, filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Fidelity Management & Research Company is included in its Form ADV (File No. 801-7884), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of FMR Co., Inc. is included in its Form ADV (File No. 801-3447), filed with the Commission, which is incorporated by reference thereto.

Information as to the Directors and Officers of Pioneer Investment Management, Inc. is included in its Form ADV (File No. 801-8255), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Salomon Brothers Asset Management Inc is included in its Form ADV (File No. 801-32046), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Van Kampen Asset Management, Inc. is included in its Form ADV (File No. 801-01669), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of Massachusetts Financial Services Company is included in its Form ADV (File No. 801-07352 and 801-17352), filed with the Commission, which is incorporated herein by reference thereto.

Information as to the Directors and Officers of AIM Capital Management, Inc. is included in its Form ADV (File No. 801-15211), with the Commission, which is incorporated herein by reference thereto.

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio. PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series

Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, will maintain the custodian records for the Travelers Series Fund Inc.

PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, will maintain records relating its function as the sub-transfer agent.

Citicorp Trust Bank, fsb (formerly Travelers Bank + Trust, Fsb), 125 Broad Street, Street, New York, New York 10004, will maintain the records relating to its function as transfer agent.

All other records required by Section 31 (a) of the 1940 Act are maintained at the offices of the Registrant at 125 Broad Street, New York, New York 10004 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act).

Item 28. Management Services.

Not Applicable.

Item 29. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 13th day of April, 2005.

TRAVELERS SERIES FUND INC.

By:	/s/ R. JAY GERKEN
R. Jay Gerken Chairman of the Board, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ R. JAY GERKEN (R. Jay Gerken)	Chairman of the Board, President and Chief Executive Officer	April 13, 2005

/s/ JAMES GIALLANZA (James Giallanza)	Treasurer and Chief Financial Officer	April 13, 2005

/s/ ROBERT A. FRANKEL* (Robert A. Frankel)	Director	April 13, 2005

/s/ MICHAEL E. GELLERT* (Michael E. Gellert)	Director	April 13, 2005

/s/ RAINER GREEVEN* (Rainer Greeven)	Director	April 13, 2005

/s/ SUSAN M. HEILBRON* (Susan M. Heilbron)	Director	April 13, 2005

* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated December 1, 2004.

/s/ R. Jay Gerken R. Jay Gerken	April 13, 2005

EXHIBIT INDEX

a.13	Articles Supplementary to Articles of Incorporation dated April 6, 2005.

b.2	Amended Bylaws dated March 21, 2003.